Restricted cash - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted cash
Fixed interest weighted average rate	3.14%	2.34%
Restricted cash	$ 26,756	$ 22,543	$ 36,146
US$
Restricted cash
Restricted cash	9,204	9,213
RMB
Restricted cash
Restricted cash	$ 17,552	$ 13,330